Future accounting developments	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Future accounting developments
6	Future Accounting Developments
The Bank actively monitors developments and changes in accounting standards from the IASB, as well as requirements from the other regulatory bodies, including OSFI. The Bank is currently assessing the impact of adoption of new standards issued by the IASB on its consolidated financial statements and also evaluating the alternative elections available on transition.
Effective November 1, 2026
IFRS 9
Financial Instruments
and IFRS 7
Financial Instruments
– Amendments
On May 30, 2024, the IASB issued “Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)” to address post-implementation review findings of IFRS 9
Financial Instruments
.
The amendments introduce an accounting policy choice to derecognize financial liabilities settled through an electronic payment system before the settlement date upon meeting certain conditions. The amendments clarify the assessment of contractual cash flow characteristics of financial assets based on contingent events, such as interest rates linked to environmental, social and governance (ESG) targets, the treatment of non-recourse
assets, and contractually linked instruments. The amendments introduce new disclosure requirements for financial instruments with contractual terms that can change cash flows due to events not directly related to changes in basic lending risks, such as certain loans subject to ESG targets. Additionally, the amendments change some of the disclosure requirements for equity instruments designated at fair value through other comprehensive income.
The amendments are effective for the Bank on November 1, 2026
,
and early adoption is permitted. The Bank is required to apply the amendments retrospectively but is not required to restate prior periods. The Bank is currently assessing the impact of these amendments.
Effective November 1, 2027
IFRS 18
Presentation and Disclosure in Financial Statements
The IASB issued IFRS 18
Presentation and Disclosure in Financial Statements
on April 9, 2024, to replace IAS 1
Presentation of Financial Statements
and is effective for annual periods beginning on or after January 1, 2027. IFRS 18 introduces a defined structure for the presentation of the statement of income, including required totals and subtotals, as well as aggregating and disaggregating principles to categorize financial information. The standard also requires all Management-defined performance measures to be disclosed in the notes to the financial statements.
IFRS 18 will be effective for the Bank on November 1, 2027, with early adoption permitted. The Bank is currently assessing the impact of this new standard.